Difference between Actual Provision (Benefit) for Income Tax and Federal Expected Income Tax Provision (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Rate Reconciliation [Line Items]
Tax Benefit at statutory rate	$ (15,636)	$ (13,719)
Increase (decrease) in taxes resulting from:
State tax (net of federal benefit)	(1,555)	(1,045)
Pre-conversion loss		678
Pre-conversion deferred tax asset		223
Other	423	14
Department of Justice settlement		2,800
Valuation allowance increase	16,729	11,049
Benefit for income taxes	$ (39)
Tax Benefit at statutory rate	35.00%	35.00%
Increase (decrease) in taxes resulting from:
State tax (net of federal benefit)	3.48%	2.67%
Pre-conversion loss		(1.73%)
Pre-conversion deferred tax asset		(0.57%)
Other	(0.94%)	(0.04%)
Department of Justice settlement		(7.14%)
Valuation allowance increase	(37.45%)	(28.19%)
Benefit for income taxes	0.09%	0.00%